Business Acquisition (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 06, 2019	Jan. 08, 2019	Feb. 28, 2019	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 11, 2020
Business Acquisition [Line Items]
Shares issued during period, value							$ 218,414		$ 4,419,787
Cash excluded from purchase		$ 302,710
Interest payable		755,216
Accounts payable		1,645,399
Impairment charge				$ 2,944,000
Goodwill impairment charge				$ 12,564,000
Notes payable								$ 67,000
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Warrants to purchase common stock										363,146,765
Number of shares issued on conversion			250,000
Proceeds from warrants							$ 3,842,695
Promissory Note [Member]
Business Acquisition [Line Items]
Debt maturity date								Mar. 01, 2021
Aggregate monthly installments amount								$ 5,800
Debt instrument interest rate				5.00%					5.00%
Notes payable		99,000						67,000
Accrued interest		$ 3,000
Debt Instrument, Face Amount				$ 78,000					$ 78,000
Promissory Note [Member] | COVID-19 [Member]
Business Acquisition [Line Items]
Accrued interest								$ 1,900
Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Notes payable				350,000					350,000
Debt conversion price per share	$ 0.36	$ 0.36
Number of shares issued on conversion	251,667							1,875,000
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Number of additional exchange shares issued		17,264
RMS [Member]
Business Acquisition [Line Items]
Common stock, par value								$ 33,700
RMS [Member] | Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition								33,661
Medove X [Member]
Business Acquisition [Line Items]
Market capitalization		$ 10,811,908
Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Fair value of net assets		$ 8,400,000
Asset Purchase Agreement [Member] | RMS [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition		33,661
Number of additional shares issued		6,111
Number of shares issued for acquisition, value		$ 2,000,000
Number of shares converted		1,000
Percentage of voting interest acquired		55.00%
Shares issued during period, value		$ 5,650,000
Number of additional exchange shares issued		17,264
Cash excluded from purchase		$ 70,000
Convertible debt to a related party		4,300,000
Interest payable		158,000
Short-term notes, related party		180,000
Accounts payable		398,000
Other current liabilities		$ 285,000
Asset Purchase Agreement [Member] | RMS [Member] | Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition		39,772
Number of additional shares issued		11,153
Number of shares converted		17,263,889
Asset Purchase Agreement [Member] | Medove X [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding		24,500,000
Market capitalization		$ 9,800,000
Securities Purchase Agreement [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount				$ 750,000					$ 750,000
Number of unites issued									15
Debt conversion price per share		$ 0.40		$ 0.40					$ 0.40
Warrants to purchase common stock				1,875,000					1,875,000
Proceeds from sale of convertible note and equity									$ 750,000
Number of shares issued on conversion									1,875,000
Proceeds from notes				$ 505,000
Proceeds from warrants				245,000
Fair value of notes payable				$ 598,000					$ 598,000
Securities Purchase Agreement [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Debt instrument interest rate					12.00%
Number of unites issued					1,000,000
Purchase price per unit					$ 50,000
Debt conversion description					Each Unit consisted of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering of Units, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The warrants are exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants. As a result of the price adjustment feature, the conversion price of the convertible notes was adjusted to $0.36 per share.
Common stock, par value					$ 0.001
Debt conversion price per share					$ 0.40
Warrants term					3 years
Warrants exercise price, per share					$ 0.75
Conversion price description					As a result of the price adjustment feature, the conversion price of the convertible notes was adjusted to $0.36 per share.